Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Apr. 14, 2026	Feb. 07, 2019	Aug. 31, 2016	Feb. 28, 2019	Nov. 30, 2016	May 31, 2019	Aug. 31, 2026	Feb. 28, 2017	Aug. 31, 2019	May 31, 2017	Nov. 30, 2019	Aug. 31, 2026	Aug. 31, 2017	Feb. 29, 2020	Nov. 30, 2017	May 31, 2020	Feb. 28, 2018	Aug. 31, 2020	May 31, 2018	Nov. 30, 2020	Aug. 31, 2018	Feb. 28, 2021	Nov. 30, 2018	May 31, 2021	Feb. 28, 2019	Aug. 31, 2021	May 31, 2019	Nov. 30, 2021	Aug. 31, 2019	Feb. 28, 2022	Nov. 30, 2019	May 31, 2022	Feb. 29, 2020	Aug. 31, 2022	May 31, 2020	Nov. 30, 2022	Aug. 31, 2020	Feb. 28, 2023	Nov. 30, 2020	May 31, 2023	Feb. 28, 2021	Aug. 31, 2023	May 31, 2021	Nov. 30, 2023	Aug. 31, 2021	Feb. 29, 2024	Nov. 30, 2021	May 31, 2024	Feb. 28, 2022	Aug. 31, 2024	May 31, 2022	Nov. 30, 2024	Aug. 31, 2022	Feb. 28, 2025	Nov. 30, 2022	May 31, 2025	Feb. 28, 2023	Aug. 31, 2025	May 31, 2023	Nov. 30, 2025	Aug. 31, 2023	Feb. 28, 2026	Nov. 30, 2023	May 31, 2026	Feb. 29, 2024	Aug. 31, 2026	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
C000209798
Account Value [Line Items]
Line Graph and Table Measure Name												Admiral Shares
Accumulated Value		$ 10,000		$ 10,300		$ 10,254			$ 10,985		$ 11,962			$ 11,404		$ 11,849		$ 14,041		$ 14,545		$ 15,325		$ 16,793		$ 18,400		$ 18,654		$ 17,336		$ 15,967		$ 15,404		$ 15,698		$ 15,466		$ 16,631		$ 17,982		$ 18,432		$ 20,781		$ 21,351		$ 23,002		$ 24,752		$ 24,492		$ 24,402		$ 26,837		$ 28,543		$ 27,952		$ 31,725		$ 32,236
C000012204
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Shares
Accumulated Value			$ 5,000,000		$ 5,093,909			$ 5,534,733		$ 5,678,876			$ 5,885,926		$ 6,368,680		$ 6,561,588		$ 6,610,122		$ 7,142,203		$ 6,819,943		$ 6,937,280		$ 6,905,004		$ 7,398,080		$ 8,058,800		$ 7,683,374		$ 7,981,936		$ 9,459,454		$ 9,799,632		$ 10,324,240		$ 11,312,945		$ 12,400,222		$ 12,571,860		$ 11,682,381		$ 10,762,736		$ 10,384,600		$ 10,582,902		$ 10,424,601		$ 11,207,653		$ 12,120,145		$ 12,424,279		$ 14,006,828		$ 14,395,092	$ 15,507,670	$ 16,687,983	$ 16,513,135	$ 16,459,184	$ 18,101,987	$ 19,254,679	$ 18,858,807	$ 21,409,250	$ 21,756,802
C000012206
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,501			11,110		11,206			11,706		12,729		12,750		12,632		12,866		11,644		11,926		11,196		12,000		12,864		11,271		11,808		13,454		15,253		16,137		19,326		18,970		18,765		18,833		19,322		17,157		18,784		18,940		17,265		19,231		19,097		20,533		21,534	22,130	22,830	21,247	20,698	22,698	22,226	26,804	25,639	26,142
C000012205
Account Value [Line Items]
Accumulated Value			100,000		105,014			111,107		112,056			117,058		127,280		127,482		126,314		128,663		116,418		119,225		111,942		119,985		128,626		112,699		118,080		134,547		152,561		161,407		193,304		189,768		187,723		188,400		193,308		171,628		187,927		189,461		172,713		192,395		191,056		205,433		215,455	221,421	228,438	212,579	207,088	227,108	222,387	268,186	256,519	261,563
C000012209
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		9,961			10,441		10,126			10,162		10,062		9,637		9,230		9,806		9,179		9,344		9,520		9,950		10,533		10,233		10,728		12,452		13,311		14,872		16,052		17,402		15,442		14,009		12,082		11,031		10,435		10,699		11,984		12,957		13,301		15,259		15,996	16,665	18,673	19,321	19,249	21,802	23,194	23,388	24,044	22,807
C000012208
Account Value [Line Items]
Accumulated Value			100,000		99,583			104,390		101,247			101,605		100,594		96,336		92,284		98,068		91,784		93,453		95,199		99,502		105,320		102,336		107,286		124,537		133,126		148,728		160,538		174,049		154,433		140,092		120,835		110,331		104,382		107,000		119,841		129,568		133,031		152,603		159,985	166,681	186,759	193,244	192,510	218,058	231,968	233,927	240,478	228,109
C000012210
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Shares
Accumulated Value			10,000		9,749			10,475		11,268			11,924		12,764		13,649		14,028		15,219		14,207		14,759		14,767		15,783		16,806		16,946		19,337		24,939		26,024		27,781		28,048		31,802		31,511		25,495		20,866		20,568		20,148		20,142		22,770		24,720		25,544		29,719		30,113	32,387	35,611	35,279	35,949	39,831	41,485	38,194	42,809	41,737
C000012211
Account Value [Line Items]
Accumulated Value			50,000		48,765			52,407		56,408			59,709		63,936		68,385		70,308		76,295		71,239		74,023		74,075		79,193		84,341		85,073		97,094		125,263		130,741		139,601		140,965		159,891		158,462		128,236		104,985		103,510		101,431		101,414		114,675		124,522		128,710		149,792		151,796	163,315	179,617	177,991	181,413	201,048	209,459	192,879	216,262	210,894
C000012213
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		9,676			10,766		11,272			11,627		12,119		10,592		11,254		11,866		12,422		12,826		13,185		14,259		14,410		14,186		13,736		13,678		14,615		13,788		15,418		16,303		15,823		16,420		18,014		18,125		17,660		16,239		16,254		15,813		15,818		15,888		18,749	19,815	21,647	20,904	21,755	22,608	24,458	25,819	24,336	23,230
C000012212
Account Value [Line Items]
Accumulated Value			100,000		96,748			107,630		112,686			116,241		121,138		105,894		112,516		118,615		124,182		128,215		131,819		142,562		144,076		141,858		137,355		136,783		146,167		137,914		154,212		163,073		158,310		164,287		180,252		181,365		176,738		162,498		162,689		158,286		158,294		159,011		187,651	198,309	216,629	209,205	217,729	226,258	244,776	258,398	243,571	232,479
C000012215
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,242			10,843		11,441			11,381		12,325		13,156		13,392		14,707		13,527		13,771		13,708		14,687		15,245		14,663		15,821		20,559		22,120		24,037		25,815		27,218		29,063		25,304		21,929		22,016		21,165		21,304		21,888		24,823		24,705		27,490		26,538	28,022	32,891	31,407	31,280	33,972	34,467	33,945	35,550	34,717
C000012214
Account Value [Line Items]
Accumulated Value			100,000		102,426			108,437		114,411			113,813		123,274		131,568		133,935		147,086		135,275		137,712		137,091		146,882		152,465		146,645		158,244		205,642		221,242		240,414		258,197		272,242		290,689		253,080		219,315		220,206		211,712		213,092		218,934		248,274		247,105		274,979		265,451	280,306	328,991	314,161	312,884	339,813	344,763	339,542	355,598	347,266
C000012217
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		9,396			10,267		10,586			10,283		10,634		10,220		9,668		10,550		10,998		10,768		10,937		11,947		12,287		11,531		11,877		13,262		13,709		13,317		14,933		15,253		14,961		15,945		15,828		15,684		16,704		15,774		16,056		16,413		16,010		17,177		17,907	19,070	19,719	19,926	20,015	19,640	19,463	22,133	20,393	21,024
C000012216
Account Value [Line Items]
Accumulated Value			100,000		93,948			102,655		105,846			102,813		106,314		102,176		96,659		105,479		109,954		107,658		109,362		119,448		122,856		115,297		118,775		132,621		137,094		133,177		149,352		152,567		149,647		159,489		158,332		156,916		167,130		157,808		160,636		164,218		160,182		171,873		179,170	190,805	197,306	199,367	200,267	196,503	194,725	221,454	204,050	210,345
C000012219
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,936			10,473		9,603			9,245		10,324		10,013		11,598		11,470		10,051		9,922		8,955		8,677		8,871		7,136		6,083		5,738		6,046		8,174		9,017		8,496		9,680		12,560		15,640		14,789		16,850		15,566		14,262		16,934		16,213		16,578		18,154	17,844	18,953	18,027	16,393	18,346	18,602	23,155	23,501	26,795
C000012218
Account Value [Line Items]
Accumulated Value			100,000		109,350			104,700		95,999			92,438		103,224		100,121		115,968		114,682		100,506		99,219		89,556		86,778		88,691		71,357		60,884		57,432		60,528		81,825		90,273		85,101		96,929		125,797		156,637		148,053		168,789		155,931		142,867		169,641		162,437		166,114		181,902	178,785	189,910	180,612	164,236	183,808	186,391	231,981	235,450	268,480
C000012221
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		11,324			12,389		11,789			12,465		13,952		14,561		14,014		14,603		13,833		13,817		13,521		14,040		15,726		13,971		12,194		13,095		14,771		17,376		20,352		20,725		20,752		20,942		19,291		18,150		19,897		19,771		17,393		19,106		20,022		22,715		23,484	25,887	29,593	29,787	29,149	31,407	31,047	30,144	30,479	34,141
C000012220
Account Value [Line Items]
Accumulated Value			100,000		113,234			123,850		117,873			124,622		139,503		145,575		140,122		146,003		138,295		138,132		135,206		140,359		157,231		139,695		121,949		130,957		147,727		173,815		203,549		207,337		207,574		209,474		193,007		181,571		199,081		197,797		174,008		191,143		200,343		227,287		234,970	259,002	296,122	298,034	291,666	314,289	310,668	301,609	304,961	341,621
C000012223
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		9,534			10,479		10,685			11,506		11,886		12,092		12,087		13,664		13,738		13,434		12,778		13,360		14,722		13,902		15,630		16,574		17,266		18,072		19,333		21,213		20,142		19,784		19,717		18,964		20,906		19,388		19,522		20,304		19,899		22,233		22,003	24,273	23,008	23,093	20,775	21,813	25,298	25,537	24,253	27,829
C000012222
Account Value [Line Items]
Accumulated Value			100,000		95,346			104,792		106,859			115,074		118,872		120,915		120,869		136,638		137,389		134,350		127,782		133,622		147,219		139,027		156,333		165,770		172,701		180,757		193,391		212,196		201,488		197,921		197,238		189,717		209,170		193,985		195,317		203,156		199,109		222,465		220,177	242,881	230,203	231,074	207,880	218,269	253,124	255,518	242,676	278,453
C000012225
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,716			11,321		11,545			11,755		12,871		13,127		12,933		13,566		12,681		13,345		12,733		13,467		14,662		13,237		12,262		14,134		16,135		17,086		19,521		19,421		19,015		18,579		17,488		17,358		18,921		19,114		18,416		20,828		20,654		23,635		24,274	25,719	28,470	26,588	27,715	30,006	30,644	35,385	35,357	34,911
C000012224
Account Value [Line Items]
Accumulated Value			100,000		107,155			113,192		115,447			117,549		128,709		131,267		129,330		135,663		126,800		133,430		127,330		134,650		146,620		132,367		122,639		141,361		161,389		170,915		195,268		194,273		190,200		185,854		174,928		173,640		189,309		191,209		184,213		208,354		206,617		236,464		242,852	257,298	284,828	266,003	277,271	300,180	306,563	354,004	353,712	349,272
C000012227
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,242			11,367		12,418			12,993		14,230		15,320		15,837		17,608		15,924		16,894		17,058		18,788		20,846		20,847		23,183		29,257		29,898		31,890		33,339		38,267		40,211		36,389		32,577		31,570		31,547		31,992		37,946		40,559		42,213		47,441		48,977	52,719	57,264	55,100	55,974	64,328	69,563	67,233	89,714	89,406
C000012226
Account Value [Line Items]
Accumulated Value			100,000		102,419			113,677		124,194			129,937		142,323		153,214		158,387		176,115		159,265		168,959		170,615		187,909		208,514		208,514		231,940		292,719		299,127		319,068		333,580		382,893		402,342		364,073		325,943		315,885		315,655		320,078		379,662		405,805		422,356		474,668		490,035	527,466	572,955	551,294	560,046	643,630	696,007	672,695	897,671	894,563
C000012228
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Shares
Accumulated Value			10,000		9,562			10,386		11,838			12,843		13,580		14,334		14,293		14,252		12,856		13,532		13,118		13,599		14,877		14,900		16,136		20,888		23,559		25,662		25,787		27,131		25,199		21,153		18,371		17,219		18,088		18,341		18,746		18,909		18,824		20,434		21,450	22,042	22,319	23,126	24,044	25,158	25,644	26,721	27,183	28,728
C000012229
Account Value [Line Items]
Accumulated Value			50,000		47,830			51,956		59,244			64,287		68,006		71,808		71,635		71,449		64,473		67,879		65,826		68,235		74,684		74,806		81,048		104,952		118,397		128,995		129,656		136,452		126,785		106,436		92,474		86,697		91,109		92,408		94,468		95,301		94,908		103,043		108,209	111,218	112,653	116,778	121,419	127,110	129,597	135,085	137,438	145,314
C000055210
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,184			11,032		11,331			11,701		12,604		13,032		13,023		14,070		13,500		13,661		13,578		14,530		15,707		14,937		15,629		18,327		18,907		19,869		21,923		23,814		24,113		22,923		21,497		20,697		21,342		20,805		22,487		24,379		24,996		28,059		29,166	31,436	33,589	33,515	33,405	36,766	39,479	39,157	43,946	44,509
C000055209
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Shares
Accumulated Value			5,000,000		5,091,920			5,516,425		5,666,190			5,851,154		6,303,065		6,516,816		6,512,161		7,036,391		6,751,188		6,830,749		6,789,327		7,265,284		7,853,992		7,469,511		7,817,563		9,168,139		9,458,474		9,940,067		10,968,882		11,915,560		12,065,579		11,470,756		10,757,675		10,357,965		10,682,367		10,413,119		11,255,139		12,202,268		12,510,257		14,044,654		14,599,258	15,735,388	16,813,360	16,776,790	16,722,085	18,405,396	19,763,902	19,603,475	22,000,907	22,282,513
C000055213
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value			10,000		10,393			11,118		11,001			11,340		12,324		12,531		12,325		13,235		13,183		13,125		12,824		13,458		14,678		13,259		13,025		13,854		14,873		15,969		18,058		18,449		18,168		19,021		19,087		17,986		19,805		18,928		18,591		19,880		20,024		21,941		22,816	24,729	26,017	26,003	25,062	26,783	28,050	30,690	31,766	33,835
C000055212
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Shares
Accumulated Value			5,000,000		5,196,407			5,559,727		5,501,072			5,670,599		6,163,180		6,266,204		6,162,964		6,617,971		6,591,882		6,562,535		6,411,486		6,728,904		7,338,456		6,629,182		6,515,041		6,930,670		7,441,876		7,989,822		9,036,075		9,232,975		9,092,636		9,520,162		9,554,030		9,002,889		9,915,375		9,475,707		9,307,445		9,952,379		10,023,750		10,984,213		11,423,556	12,380,897	13,026,736	13,019,703	12,549,230	13,410,377	14,046,010	15,367,957	15,906,657	16,942,589
C000271969
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value	$ 10,000						$ 10,923
C000271970
Account Value [Line Items]
Line Graph and Table Measure Name												ETF Shares Net Asset Value
Accumulated Value	10,000						10,586
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE USA Index
Accumulated Value		10,000		10,316		10,241			10,929		11,802			11,188		11,617		13,527		14,119		14,932		16,433		17,758		17,903		17,066		16,045		15,451		15,962		15,635		16,519		17,903		18,255		20,443		21,176		22,785		24,509		24,257		24,226		26,554		28,195		28,269		31,286		31,880
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE USA Index
Accumulated Value			5,000,000		5,092,681			5,506,224		5,650,322			5,825,007		6,264,325		6,456,962		6,473,474		6,966,009		6,648,231		6,756,795		6,707,503		7,158,379		7,729,888		7,328,196		7,608,887		8,859,694		9,247,628		9,780,054		10,763,311		11,630,983		11,725,789		11,177,544		10,509,105		10,120,271		10,454,509		10,240,428		10,819,813		11,726,058		11,956,532		13,389,905		13,870,038	14,923,503	16,052,639	15,888,023	15,867,741	17,392,628	18,467,194	18,515,499	20,491,500	20,880,912
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,233			11,028		11,265			11,605		12,514		12,818		12,965		13,956		13,202		13,458		13,279		14,127		15,231		14,369		14,780		17,123		18,115		19,470		21,279		22,828		22,913		21,794		20,429		19,693		20,334		19,999		20,821		22,598		22,901		25,719		26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			50,000		51,166			55,138		56,325			58,023		62,569		64,089		64,823		69,778		66,009		67,290		66,394		70,637		76,156		71,844		73,901		85,615		90,573		97,351		106,393		114,141		114,564		108,968		102,145		98,467		101,672		99,996		104,106		112,988		114,507		128,594		132,921	142,556	154,077	151,103	150,223	165,190	174,926	176,669	195,052	198,469
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			10,000		10,232			11,030		11,271			11,606		12,514		12,820		12,966		13,959		13,205		13,469		13,288		14,144		15,258		14,384		14,801		17,181		18,176		19,508		21,356		22,952		23,066		21,982		20,624		19,900		20,565		20,229		21,076		22,888		23,198		26,023		26,923	28,873	31,200	30,603	30,422	33,454	35,455	35,849	39,554	40,277
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI US Investable Market 2500 Index
Accumulated Value			100,000		102,323			110,301		112,713			116,055		125,136		128,197		129,658		139,594		132,050		134,688		132,882		141,436		152,576		143,841		148,014		171,813		181,762		195,080		213,559		229,522		230,655		219,820		206,240		199,000		205,651		202,286		210,760		228,878		231,975		260,227		269,232	288,732	312,002	306,030	304,223	334,541	354,555	358,486	395,539	402,772
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index ex USA Net
Accumulated Value			10,000		9,747			10,515		11,370			11,888		12,436		12,790		12,470		12,266		11,427		11,963		11,689		11,865		12,706		11,881		11,288		12,852		13,916		14,991		16,117		16,048		15,188		14,932		14,117		12,915		13,385		13,858		13,919		14,451		14,625		15,592		16,249	17,083	16,531	17,097	18,484	19,717	20,835	23,885	24,541	25,110
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index ex USA Net
Accumulated Value			50,000		48,735			52,577		56,851			59,439		62,182		63,948		62,350		61,330		57,134		59,816		58,447		59,326		63,531		59,403		56,440		64,259		69,581		74,957		80,583		80,238		75,942		74,659		70,585		64,576		66,926		69,292		69,593		72,255		73,124		77,960		81,246	85,413	82,654	85,484	92,418	98,585	104,175	119,426	122,703	125,548
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,233			11,028		11,265			11,605		12,514		12,818		12,965		13,956		13,202		13,458		13,279		14,127		15,231		14,369		14,780		17,123		18,115		19,470		21,279		22,828		22,913		21,794		20,429		19,693		20,334		19,999		20,821		22,598		22,901		25,719		26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			5,000,000		5,116,612			5,513,817		5,632,496			5,802,313		6,256,892		6,408,855		6,482,327		6,977,843		6,600,859		6,728,954		6,639,384		7,063,661		7,615,631		7,184,422		7,390,068		8,561,505		9,057,250		9,735,081		10,639,299		11,414,050		11,456,415		10,896,787		10,214,460		9,846,677		10,167,204		9,999,579		10,410,644		11,298,765		11,450,657		12,859,424		13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,233			11,028		11,265			11,605		12,514		12,818		12,965		13,956		13,202		13,458		13,279		14,127		15,231		14,369		14,780		17,123		18,115		19,470		21,279		22,828		22,913		21,794		20,429		19,693		20,334		19,999		20,821		22,598		22,901		25,719		26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			5,000,000		5,116,612			5,513,817		5,632,496			5,802,313		6,256,892		6,408,855		6,482,327		6,977,843		6,600,859		6,728,954		6,639,384		7,063,661		7,615,631		7,184,422		7,390,068		8,561,505		9,057,250		9,735,081		10,639,299		11,414,050		11,456,415		10,896,787		10,214,460		9,846,677		10,167,204		9,999,579		10,410,644		11,298,765		11,450,657		12,859,424		13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index ex USA Net
Accumulated Value	10,000						10,755
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index ex USA Net
Accumulated Value	10,000						10,755
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE US Choice Index
Accumulated Value		$ 10,000		$ 10,302		$ 10,258			$ 10,991		$ 11,975			$ 11,420		$ 11,865		$ 14,066		$ 14,574		$ 15,358		$ 16,835		$ 18,457		$ 18,718		$ 17,398		$ 16,031		$ 15,472		$ 15,772		$ 15,540		$ 16,718		$ 18,083		$ 18,536		$ 20,905		$ 21,484		$ 23,153		$ 24,926		$ 24,671		$ 24,591		$ 27,052		$ 28,783		$ 28,194		$ 32,008		$ 32,532
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE US Choice Index
Accumulated Value			5,000,000		5,096,565			5,537,630		5,685,108			5,891,216		6,375,687		6,572,650		6,622,595		7,157,341		6,833,324		6,953,358		6,923,608		7,418,115		8,082,110		7,707,717		8,008,232		9,493,755		9,836,523		10,365,720		11,362,573		12,457,058		12,633,456		11,742,285		10,819,642		10,442,797		10,645,152		10,488,751		11,283,490		12,205,106		12,510,581		14,109,737		14,500,328	15,626,654	16,823,400	16,651,274	16,597,034	18,258,636	19,426,399	19,028,813	21,603,642	21,956,853
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Materials 25/50 Index
Accumulated Value			10,000		10,508			11,114		11,212			11,716		12,723		12,748		12,633		12,869		11,645		11,930		11,204		12,020		12,888		11,294		11,836		13,488		15,298		16,187		19,390		19,039		18,839		18,912		19,409		17,236		18,877		19,035		17,356		19,338		19,209		20,659		21,671	22,276	22,987	21,396	20,847	22,867	22,398	27,017	25,847	26,361
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Materials 25/50 Index
Accumulated Value			100,000		105,080			111,137		112,117			117,161		127,228		127,476		126,327		128,689		116,450		119,295		112,038		120,200		128,881		112,939		118,356		134,884		152,976		161,871		193,901		190,390		188,386		189,124		194,088		172,362		188,769		190,353		173,557		193,383		192,090		206,590		216,705	222,758	229,868	213,956	208,474	228,668	223,980	270,175	258,474	263,612
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Communication Services Spliced Index
Accumulated Value			10,000		9,958			10,440		10,121			10,152		10,050		9,612		9,201		9,779		9,157		9,308		9,486		9,917		10,501		10,203		10,699		12,419		13,276		14,837		16,018		17,367		15,414		13,986		12,065		11,016		10,424		10,684		11,961		12,920		13,255		15,206		15,942	16,610	18,602	19,251	19,177	21,699	23,089	23,287	23,946	22,717
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Communication Services Spliced Index
Accumulated Value			100,000		99,577			104,395		101,212			101,523		100,504		96,120		92,011		97,794		91,568		93,081		94,860		99,169		105,009		102,034		106,992		124,192		132,764		148,368		160,183		173,666		154,138		139,859		120,646		110,164		104,236		106,836		119,608		129,201		132,552		152,057		159,424	166,102	186,020	192,506	191,769	216,987	230,893	232,874	239,459	227,166
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index
Accumulated Value			10,000		10,014			10,915		11,587			12,082		13,099		13,765		14,024		15,371		14,224		14,677		14,780		16,028		17,213		16,894		18,660		23,135		23,478		24,371		26,110		29,734		30,686		27,429		24,478		24,068		24,046		23,770		26,814		29,347		30,338		34,688		35,825	38,373	41,880	41,538	42,137	47,036	50,404	47,678	54,212	52,124
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index
Accumulated Value			50,000		50,071			54,575		57,937			60,408		65,496		68,827		70,118		76,855		71,121		73,384		73,900		80,140		86,065		84,471		93,300		115,674		117,391		121,854		130,549		148,670		153,432		137,146		122,388		120,339		120,230		118,851		134,072		146,737		151,692		173,438		179,123	191,863	209,400	207,688	210,687	235,181	252,020	238,389	271,062	260,621
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Utilities 25/50 Index
Accumulated Value			10,000		9,678			10,767		11,275			11,632		12,125		10,600		11,266		11,880		12,440		12,845		13,208		14,287		14,443		14,224		13,775		13,720		14,665		13,839		15,478		16,373		15,897		16,502		18,110		18,229		17,767		16,340		16,363		15,923		15,929		16,005		18,894	19,972	21,823	21,079	21,938	22,804	24,676	26,055	24,564	23,453
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Utilities 25/50 Index
Accumulated Value			100,000		96,780			107,668		112,748			116,323		121,248		106,003		112,656		118,798		124,399		128,449		132,080		142,872		144,427		142,238		137,749		137,204		146,648		138,392		154,783		163,728		158,970		165,016		181,101		182,287		177,668		163,398		163,629		159,231		159,285		160,055		188,937	199,719	218,226	210,790	219,384	228,042	246,764	260,552	245,642	234,527
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Consumer Discretionary Spliced Index
Accumulated Value			10,000		10,243			10,845		11,445			11,386		12,333		13,165		13,405		14,727		13,546		13,791		13,732		14,715		15,276		14,696		15,862		20,617		22,183		24,105		25,896		27,310		29,167		25,399		22,017		22,107		21,258		21,399		21,988		24,940		24,825		27,631		26,678	28,175	33,078	31,592	31,474	34,189	34,692	34,173	35,795	34,948
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Consumer Discretionary Spliced Index
Accumulated Value			100,000		102,428			108,445		114,448			113,864		123,329		131,653		134,046		147,275		135,456		137,911		137,323		147,148		152,762		146,961		158,623		206,170		221,830		241,048		258,959		273,105		291,668		253,987		220,166		221,071		212,578		213,989		219,885		249,403		248,255		276,310		266,780	281,749	330,778	315,915	314,736	341,885	346,922	341,729	357,949	349,482
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Consumer Staples 25/50 Index
Accumulated Value			10,000		9,396			10,269		10,592			10,290		10,644		10,231		9,680		10,566		11,017		10,789		10,962		11,976		12,320		11,565		11,916		13,308		13,761		13,370		14,998		15,324		15,035		16,028		15,913		15,772		16,802		15,866		16,151		16,511		16,110		17,288		18,024	19,198	19,854	20,067	20,161	19,779	19,605	22,300	20,551	21,191
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Consumer Staples 25/50 Index
Accumulated Value			100,000		93,963			102,694		105,915			102,900		106,436		102,311		96,801		105,658		110,165		107,886		109,617		119,760		123,202		115,648		119,158		133,081		137,610		133,705		149,977		153,239		150,348		160,275		159,128		157,715		168,016		158,656		161,505		165,115		161,100		172,878		180,236	191,981	198,541	200,671	201,610	197,795	196,047	223,001	205,511	211,912
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Energy 25/50 Index
Accumulated Value			10,000		10,938			10,474		9,605			9,250		10,332		10,023		11,613		11,487		10,073		9,946		8,980		8,703		8,897		7,158		6,105		5,756		6,066		8,203		9,052		8,535		9,725		12,621		15,719		14,863		16,951		15,663		14,355		17,051		16,329		16,703		18,295	17,985	19,108	18,179	16,535	18,510	18,773	23,369	23,723	27,055
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Energy 25/50 Index
Accumulated Value			100,000		109,376			104,739		96,055			92,500		103,320		100,225		116,129		114,871		100,726		99,460		89,797		87,031		88,967		71,579		61,055		57,562		60,658		82,028		90,516		85,348		97,253		126,213		157,194		148,628		169,506		156,625		143,553		170,508		163,291		167,033		182,951	179,845	191,077	181,789	165,352	185,099	187,728	233,694	237,234	270,545
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Financials 25/50 Index
Accumulated Value			10,000		11,329			12,395		11,797			12,477		13,969		14,581		14,037		14,631		13,862		13,848		13,556		14,078		15,772		14,015		12,241		13,146		14,828		17,449		20,443		20,825		20,857		21,053		19,399		18,253		20,008		19,883		17,495		19,225		20,151		22,867		23,647	26,073	29,815	30,015	29,376	31,659	31,302	30,395	30,741	34,446
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Financials 25/50 Index
Accumulated Value			100,000		113,286			123,950		117,966			124,774		139,692		145,807		140,372		146,309		138,618		138,477		135,558		140,779		157,723		140,148		122,407		131,461		148,277		174,487		204,429		208,249		208,574		210,527		193,986		182,531		200,082		198,832		174,946		192,250		201,507		228,666		236,472	260,731	298,153	300,146	293,756	316,587	313,018	303,955	307,409	344,457
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Health Care 25/50 Index
Accumulated Value			10,000		9,536			10,483		10,690			11,515		11,897		12,105		12,102		13,682		13,759		13,458		12,801		13,387		14,751		13,933		15,664		16,612		17,309		18,120		19,391		21,282		20,211		19,857		19,792		19,042		20,998		19,475		19,614		20,405		20,003		22,353		22,129	24,417	23,149	23,242	20,914	21,964	25,478	25,725	24,436	28,045
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Health Care 25/50 Index
Accumulated Value			100,000		95,362			104,827		106,904			115,153		118,973		121,051		121,020		136,821		137,593		134,583		128,008		133,867		147,512		139,328		156,638		166,123		173,094		181,198		193,910		212,815		202,106		198,571		197,924		190,421		209,981		194,749		196,144		204,046		200,030		223,534		221,286	244,171	231,494	232,418	209,135	219,637	254,779	257,246	244,357	280,446
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Industrials 25/50 Index
Accumulated Value			10,000		10,716			11,322		11,548			11,758		12,881		13,140		12,950		13,587		12,702		13,371		12,761		13,499		14,703		13,277		12,306		14,188		16,200		17,160		19,611		19,515		19,111		18,677		17,585		17,458		19,037		19,231		18,533		20,965		20,794		23,803		24,451	25,911	28,687	26,796	27,937	30,252	30,902	35,690	35,670	35,225
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Investable Market Industrials 25/50 Index
Accumulated Value			100,000		107,162			113,224		115,484			117,584		128,814		131,402		129,495		135,871		127,018		133,705		127,614		134,994		147,026		132,768		123,058		141,878		162,000		171,598		196,110		195,148		191,108		186,770		175,846		174,582		190,369		192,314		185,333		209,648		207,945		238,031		244,507	259,113	286,870	267,957	279,372	302,522	309,016	356,899	356,699	352,254
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Information Technology Spliced Index
Accumulated Value			10,000		10,244			11,372		12,428			13,005		14,248		15,341		15,863		17,643		15,958		16,932		17,102		18,842		20,913		20,920		23,280		29,391		30,046		32,058		33,523		38,485		40,451		36,620		32,799		31,795		31,779		32,233		38,242		40,883		42,511		47,786		49,343	53,127	57,722	55,549	56,444	64,887	70,184	67,847	90,562	90,267
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name												Information Technology Spliced Index
Accumulated Value			100,000		102,444			113,722		124,278			130,052		142,477		153,408		158,627		176,426		159,577		169,323		171,019		188,422		209,129		209,196		232,795		293,909		300,460		320,583		335,234		384,854		404,506		366,195		327,988		317,950		317,795		322,327		382,417		408,834		425,107		477,855		493,432	531,268	577,224	555,490	564,438	648,869	701,839	678,471	905,623	902,674
NACC2 Index: Morningstar US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar US Mega Cap Index
Accumulated Value			10,000		10,185			11,036		11,336			11,708		12,612		13,041		13,033		14,083		13,511		13,673		13,590		14,544		15,725		14,957		15,654		18,361		18,944		19,910		21,971		23,872		24,175		22,983		21,557		20,759		21,412		20,876		22,569		24,470		25,082		28,161		29,279	31,562	33,728	33,660	33,555	36,938	39,670	39,353	44,172	44,735
NACC2 Index: Morningstar US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar US Mega Cap Index
Accumulated Value			5,000,000		5,092,557			5,517,768		5,668,131			5,854,007		6,305,785		6,520,455		6,516,301		7,041,340		6,755,654		6,836,269		6,795,090		7,272,113		7,862,463		7,478,285		7,827,065		9,180,701		9,472,015		9,954,802		10,985,726		11,935,934		12,087,322		11,491,537		10,778,613		10,379,471		10,705,926		10,437,864		11,284,437		12,235,111		12,541,177		14,080,741		14,639,476	15,781,197	16,863,751	16,830,203	16,777,666	18,468,830	19,835,168	19,676,548	22,085,943	22,367,293
NACC2 Index: Morningstar US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar US Mega Cap Value Index
Accumulated Value			10,000		10,395			11,122		11,006			11,346		12,333		12,539		12,334		13,247		13,195		13,137		12,835		13,469		14,693		13,272		13,044		13,876		14,901		16,001		18,097		18,493		18,214		19,072		19,144		18,041		19,874		18,996		18,659		19,952		20,080		22,006		22,889	24,811	26,108	26,097	25,156	26,885	28,163	30,819	31,901	33,985
NACC2 Index: Morningstar US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar US Mega Cap Value Index
Accumulated Value			$ 5,000,000		$ 5,197,405			$ 5,560,910		$ 5,502,829			$ 5,673,084		$ 6,166,392		$ 6,269,670		$ 6,166,916		$ 6,623,280		$ 6,597,278		$ 6,568,706		$ 6,417,667		$ 6,734,554		$ 7,346,291		$ 6,636,112		$ 6,521,769		$ 6,937,993		$ 7,450,335		$ 8,000,255		$ 9,048,589		$ 9,246,423		$ 9,107,038		$ 9,535,975		$ 9,572,156		$ 9,020,713		$ 9,937,219		$ 9,497,809		$ 9,329,528		$ 9,976,185		$ 10,039,930		$ 11,003,000		$ 11,444,521	$ 12,405,653	$ 13,054,147	$ 13,048,273	$ 12,577,811	$ 13,442,619	$ 14,081,362	$ 15,409,565	$ 15,950,544	$ 16,992,749
NACC2 Index: S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR
Accumulated Value	10,000						10,982
NACC2 Index: S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR
Accumulated Value	$ 10,000						$ 10,630